CONSOLIDATED BALANCE SHEETS		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 17,795,126	¥ 126,037,538	¥ 151,119,985
Accounts receivable, net		1,389,700	9,842,827	80,352,463
Prepayments and other current assets		2,100,344	14,876,106	6,169,398
Due from related parties				60,280
Inventories, net		193,981	1,373,911	1,757,949
Total current assets		21,479,151	152,130,382	239,460,075
NON-CURRENT ASSETS
Prepayment and deposits, net		43,835	310,468	417,004
Property and equipment, net		225,639	1,598,134	1,647,876
Intangible assets, net				15,376,524
Investments in unconsolidated entities		84,713	600,000
Right-of-use assets, net		421,971	2,988,691	4,064,525
Goodwill				21,155,897
Deferred tax assets		413,900	2,931,528
Total non-current assets		1,190,058	8,428,821	42,661,826
Total assets		22,669,209	160,559,203	282,121,901
CURRENT LIABILITIES
Accounts payable		185,575	1,314,370	61,208,297
Advance from customers		314,972	2,230,852	3,404,038
Other payables and accrued liabilities		1,284,520	9,097,870	13,549,553
Due to related parties				350,000
Operating lease liabilities - current		150,140	1,063,396	1,596,584
Loan payable		409,998	2,903,896	410,000
Taxes payable		88,329	625,608	602,254
Total current liabilities		2,433,534	17,235,992	81,120,726
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent		290,577	2,058,068	2,574,711
Deferred tax liabilities				1,106,519
Warrant liabilities		8,782	62,200	425,619
Total non-current liabilities		299,359	2,120,268	4,106,849
Total liabilities		2,732,893	19,356,260	85,227,575
SHAREHOLDERS’ EQUITY
Ordinary shares($0.001 par value; 5,941,204 shares authorized; 5,081,204 and 5,941,204 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)	[1]	5,941	42,318	36,144
Additional paid-in capital		41,180,750	286,296,970	254,138,709
Accumulative Deficit		(20,668,617)	(146,909,851)	(65,500,622)
Statutory reserves		431,019	3,052,776	11,110,699
Accumulated other comprehensive loss		(1,026,964)	(1,365,466)	(3,182,525)
Total MICROCLOUD HOLOGRAM INC. shareholders' equity		19,922,129	141,116,747	196,602,405
NON-CONTROLLING INTERESTS		14,187	86,196	291,921
Total Equity		19,936,316	141,202,943	196,894,326
Total liabilities and shareholders' equity		$ 22,669,209	¥ 160,559,203	¥ 282,121,901

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).